Fair Value Measurements (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset transfers	$ 0	$ 0
Liabilities transfers	0	0
Fair value of note payable	3,000,000
Change in fair value	5,661,000	711,000
Secured Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	2,500,000
Change in fair value	$ 4,600,000
Secured Debt [Member] | Measurement Input Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.165
Secured Debt [Member] | Measurement Input Discount Rate [Member] | Result Of Decrease [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.08
Secured Debt [Member] | Measurement Input Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.025
Secured Debt [Member] | Measurement Input Entity Credit Risk [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.08
Secured Debt [Member] | Measurement Input Litigation Inherent Risk [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.06
Secured Debt [Member] | Measurement Input Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk free term	2 years
Probability Eeighted Income Approach [Member] | Unsecured Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of note payable	$ 25,600,000	$ 15,900,000
Maximum [Member] | Secured Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent obligation	$ 46,000,000
Contingent obligation, probability	35.00%
Minimum [Member] | Secured Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent obligation	$ 0
Contingent obligation, probability	0.00%